CASH AND BANK BALANCES (Tables)	12 Months Ended
Dec. 31, 2021
CASH AND BANK BALANCES
Schedule of cash and bank balances

	As of December 31,
	2021	2020
	RMB’000	RMB’000
Cash on hand	1,709	8
Cash at banks	26,171	12,336
Cash and bank balances	27,880	12,344

Schedule of cash and bank balances that are denominated in various currencies

Cash and bank balances are denominated in the following currencies:

	As of December 31,
	2021	2020
	RMB’000	RMB’000
Renminbi	4,594	1,067
Hong Kong dollars	74	77
US dollars	23,212	11,200
	27,880	12,344